Schedule of Sales and Long-Lived Assets (Net) by Geographical Areas (Parenthetical) (Detail) (UNITED STATES, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
UNITED STATES
Segment Reporting Information [Line Items]
Export sales	$ 905	$ 816	$ 744